Commitments and Contingencies - Summary of Northrop Agreement Activity (Detail) (Northrop Agreement [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Northrop Agreement [Member]
Contingencies And Commitments [Line Items]
Total reimbursable costs under the Northrop Agreement	$ 189.7	$ 189.7
Amount reimbursed to the Company through May 31, 2013	(98.2)	(93.7)
Potential future cost reimbursements available(1)	91.5	96.0
Long-term receivable from Northrop in excess of the annual limitation included in the Consolidated Balance Sheet as of November 30, 2012	(69.5)	(69.3)
Amounts recoverable from Northrop in future periods included as a component of recoverable from the U.S. government and other third parties for environmental remediation costs in the Consolidated Balance Sheet as of November 30, 2012	(22.0)	(26.7)
Potential future recoverable amounts available under the Northrop Agreement